EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2012
EARNINGS PER SHARE
Computation of basic and diluted earnings per share

	September 30,
	2012	2011	2010
	(in thousands)
Numerator:
Income from continuing operations	$573,609	$434,668	$286,081
Income (loss) from discontinued operations	7,436	(482)	(129,769)

Net income	581,045	434,186	156,312
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(2,246)	(1,295)	(404)

Numerator for basic earnings per share:
From continuing operations	571,363	433,373	285,677
From discontinued operations	7,436	(482)	(129,769)

	578,799	432,891	155,908
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	31	22	6
Numerator for diluted earnings per share:
From continuing operations	571,394	433,395	285,683
From discontinued operations	7,436	(482)	(129,769)

	$578,830	$432,913	$155,914

Denominator:
Denominator for basic earnings per share—weighted-average shares	106,819	106,643	105,711
Effect of dilutive shares from stock options and restricted stock	1,558	1,989	1,693

Denominator for diluted earnings per share—adjusted weighted-average shares	108,377	108,632	107,404

Basic earnings per common shares:
Income from continuing operations	$5.35	$4.06	$2.70
Income (loss) from discontinued operations	0.07	—	(1.23)

Net income	$5.42	$4.06	$1.47

Diluted earnings per common shares:
Income from continuing operations	$5.27	$3.99	$2.66
Income (loss) from discontinued operations	0.07	—	(1.21)

Net income	$5.34	$3.99	$1.45

Shares attributable to outstanding equity awards excluded from the calculation of diluted earnings per share

	2012	2011	2010
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	446	310	554
Weighted-average price per share	$59.68	$47.94	$38.02